UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2019

NYSE® Pickens Oil Response™ ETF
Ticker: BOON

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

NYSE® Pickens Oil Response™ ETF

NYSE® Pickens Oil Response™ ETF

Dear Shareholders,

The NYSE® Pickens Oil Response ETF™ (“BOON” or the “Fund”) seeks to track the performance, before fees and expenses, of the NYSE® Pickens Oil Response™ Index (“NYPORI” or the “Index”).

For the period beginning January 1, 2019 to June 30, 2019 (the “current fiscal period”), the Fund returned 15.48% at net asset value (NAV) while the Index returned 16.03%.

						Since
Performance	1-Month	3-Month	6-Month	1-Year	3-Year	Inception
NYSE® Pickens Oil Response ETFTM – MKT	10.73	-0.89	15.93	-14.84	N/A	-6.60
NYSE® Pickens Oil Response ETFTM – NAV	10.84	-0.91	15.48	-14.74	N/A	-6.66
NYSE® Pickens Oil Response Index	10.98	-0.68	16.03	-14.13	N/A	-6.02
S&P 500 Energy Sector TR	9.27	-2.84	13.13	-13.25	N/A	-1.66

Gross Expense Ratio as of the 4/30/2019 prospectus is 0.85%.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. NAV prices are used to calculate market price performance prior to the date when the Fund first traded on the New York Stock Exchange. Market returns are determined using the New York Stock Exchange official close price, when the NAV is typically calculated, and do not represent the returns you would receive if you traded shares at other times. For the Fund’s most recent month-end performance, please call 1 (214) 615-3828. Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on returns.

Factors Affecting Fund Performance

The three primary drivers for returns during the current fiscal period were the energy sector, which is currently a 42.9% Intercontinental Exchange (ICE) sector weight in BOON, the industrials sector, currently a 40.5% weight, and the materials sector, currently a 13.7% weight. The energy sector returned 11.1% as measured by the Energy Select Sector SPDR Fund (XLE), during the current fiscal period. The industrials sector, as measured by the Industrials Select Sector SPDR Fund (XLI), returned 20.2% during the same current fiscal period. The materials sector returned 15.8%, as measured by the Materials Select Sector SPDR (XLB).

NYSE® Pickens Oil Response™ ETF

Holdings as of 6/30/2019. Holdings are subject to change.

The top macro factor impacting returns was Brent crude oil, which returned 23.7% during the current fiscal period.

On an individual security level, the top positive contributors to the Fund’s performance were Anadarko Petroleum Corp (APC), Gardner Denver Holdings, Inc. (GDI), First Solar Inc (FSLR), Hess Corp (HES), and McDermott International, Inc. (MDR). The top negative contributors to the Fund’s performance were Antero Resources Corp (AR), Centennial Resource Development, Inc. (CDEV), Range Resources Corp (RRC), Occidental Petroleum Corp (OXY), and Whiting Petroleum Corp (WLL).

Portfolio turnover was 10% for the current fiscal period. The ETF is rebalanced quarterly and reconstituted annually.

NYSE® Pickens Oil Response™ ETF

Relevant Market Conditions and Sector Attribution

The first half of 2019 was an active period for the energy sector, and for the broader markets in general. In 1Q risk assets rallied based on improved sentiment and dovish fed monetary policy. Energy shares were particularly strong, helped by a rebound in oil prices. Hopes for a trade deal between the U.S. and China also provided tailwinds to sentiment. However, signs of moderation in U.S. and global growth and corporate profit growth slowdown were evident. This set the stage for risk premium assets to endure a sharp pullback in May. Trade agreement hopes drove sentiment up and down over the second quarter. Economic data worsened over the 2Q, particularly global manufacturing sentiment, which raised expectations of the Fed responding with interest rate cuts. This buoyed stock prices in general, which rallied through June 30, 2019.

Sincerely,

Toby Loftin
Managing Principal

The views expressed above reflect those of the Fund’s portfolio manager only through the Period, and do not necessarily represent the views of the Advisor as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Principal Investment Risks: You can lose money on your investment in the Fund. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Securities held by the Fund may be affected by fluctuations in the prices of energy commodities (particularly oil) and will be especially sensitive to developments that significantly affect certain related sectors of the economy, particularly the Energy, Industrial and Materials sectors. The Fund’s investments will be concentrated in an industry or group of industries and the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries. The equity securities, including those of mid-capitalization companies, held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. The Fund is not actively managed, and the Fund’s sub-adviser would only sell shares of an equity security if that security is removed from the Index or the removal of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

ETF shares are bought and sold through exchange trading at market price rather than Net Asset Value (“NAV”) and are not individually redeemed from the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Principal Investment Risks.”

Index returns are for illustrative purposes only. Index performance returns do not reflect any management fees, transaction costs or expenses.

NYSE® Pickens Oil Response™ ETF

The NYSE® Pickens Oil Response™ Index (NYPORI) is an equal-weighted index designed to objectively identify and select stocks from market segments that have demonstrated a high correlation to changes in the price of ICE Brent Crude Oil. It is not possible to invest directly in an index.

The S&P 500 Energy Index comprises those companies included in the S&P 500 that are classified as members of the GICS energy sector.

XLE is the Energy Select Sector SPDR Fund, which tracks the IXE, the Energy Select Sector Index. XLB is the Materials Select Sector SPDR Trust, which tracks the Materials Select Sector Index. XLI is the Industrial Select Sector SPDR Fund, which tracks the Industrial Select Sector Index.

The Intercontinental Exchange (ICE) facilitates the electronic purchase and sale of energy commodities. ICE operates completely as an electronic exchange and is linked directly to individuals and companies looking to trade in oil, natural gas, jet fuel, emissions, electric power, commodity derivatives and futures.

Organization of the Petroleum Exporting Countries (OPEC) is an organization of the world’s major oil-exporting nations founded to coordinate the petroleum policies of its members.

Foreside Fund Services, LLC – Distributor, not affiliated with TriLine Index Solutions, LLC.

Not FDIC Insured. No Bank Guarantee. May lose value.

NYSE® Pickens Oil Response™ ETF

PORTFOLIO ALLOCATION
As of June 30, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Energy♦	42.9%
Industrials♦	40.5
Materials	13.7
Healthcare	1.8
Technology	0.9
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.0 +
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Energy – 42.9%♦
426	Anadarko Petroleum Corporation	$30,059
5,130	Antero Resources Corporation (a)	28,369
1,026	Apache Corporation	29,723
1,278	Baker Hughes, a GE Company – Class A	31,477
4,230	Centennial Resource Development, Inc. – Class A (a)	32,106
444	Cheniere Energy, Inc. (a)	30,392
15,462	Chesapeake Energy Corporation (a)	30,151
240	Chevron Corporation	29,866
522	Cimarex Energy Company	30,970
282	Concho Resources, Inc.	29,097
486	ConocoPhillips	29,646
744	Continental Resources, Inc. (a)	31,315
576	Core Laboratories NV	30,113
804	Delek US Holdings, Inc.	32,578
1,086	Devon Energy Corporation	30,973
276	Diamondback Energy, Inc.	30,076
336	EOG Resources, Inc.	31,302
384	Exxon Mobil Corporation	29,426
1,320	Halliburton Company	30,017
594	Helmerich & Payne, Inc.	30,068
498	Hess Corporation	31,658
708	HollyFrontier Corporation	32,766
1,410	Kinder Morgan, Inc.	29,441
2,154	Marathon Oil Corporation	30,608
594	Marathon Petroleum Corporation	33,193
1,224	Murphy Oil Corporation	30,172
1,422	National Oilwell Varco, Inc.	31,611
1,446	Noble Energy, Inc. – Class A	32,390
5,574	Oasis Petroleum, Inc. (a)	31,660
582	Occidental Petroleum Corporation	29,263
444	ONEOK, Inc.	30,552
1,632	Parsley Energy, Inc. – Class A (a)	31,024
2,550	Patterson-UTI Energy, Inc.	29,350
1,188	PBF Energy, Inc. – Class A	37,184
864	PDC Energy, Inc. (a)	31,156
342	Phillips 66	31,991

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Energy – 42.9%♦ (Continued)
192	Pioneer Natural Resources Company	$29,541
4,296	Range Resources Corporation	29,986
792	Schlumberger, Ltd.	31,474
786	Targa Resources Corporation	30,858
1,242	TechnipFMC plc	32,217
4,950	Transocean, Ltd. (a)	31,729
378	Valero Energy Corporation	32,361
1,710	Whiting Petroleum Corporation (a)	31,943
1,080	Williams Companies, Inc.	30,283
2,676	WPX Energy, Inc. (a)	30,801
		1,422,936
	Healthcare – 1.8%
312	PerkinElmer, Inc.	30,058
102	Thermo Fisher Scientific, Inc.	29,955
		60,013
	Industrials – 40.5%♦
168	3M Company	29,121
816	AECOM (a)	30,886
588	AerCap Holdings NV (a)	30,582
312	Amphenol Corporation – Class A	29,933
78	Boeing Company	28,393
222	Caterpillar, Inc.	30,256
2,982	CNH Industrial NV	30,655
372	Crane Company	31,040
372	CSX Corporation	28,782
180	Cummins, Inc.	30,841
600	Donaldson Company, Inc.	30,516
306	Dover Corporation	30,661
372	Eaton Corporation plc	30,980
348	EMCOR Group, Inc.	30,659
456	Emerson Electric Company	30,424
588	Flowserve Corporation	30,982
948	Fluor Corporation	31,938
852	Gardner Denver Holdings, Inc. (a)	29,479
306	Genesee & Wyoming, Inc. – Class A (a)	30,600

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Industrials – 40.5%♦ (Continued)
588	Graco, Inc.	$29,506
744	HD Supply Holdings, Inc. (a)	29,968
168	Honeywell International, Inc.	29,331
234	Hubbell, Inc.	30,514
180	IDEX Corporation	30,985
366	Jacobs Engineering Group, Inc.	30,887
324	JB Hunt Transport Services, Inc.	29,617
252	Kansas City Southern	30,699
342	Keysight Technologies, Inc. (a)	30,715
360	Kirby Corporation (a)	28,440
282	Landstar System, Inc.	30,453
3,852	McDermott International, Inc. (a)	37,210
408	MSC Industrial Direct Company, Inc. – Class A	30,298
222	Nordson Corporation	31,371
150	Norfolk Southern Corporation	29,899
210	Old Dominion Freight Line, Inc.	31,345
180	Parker-Hannifin Corporation	30,602
84	Roper Technologies, Inc.	30,766
114	Teledyne Technologies, Inc. (a)	31,221
576	Textron, Inc.	30,551
180	Union Pacific Corporation	30,440
228	United Rentals, Inc. (a)	30,240
420	Wabtec Corporation	30,139
516	XPO Logistics, Inc. (a)	29,830
360	Xylem, Inc.	30,110
		1,341,865
	Materials – 13.7%
132	Air Products & Chemicals, Inc.	29,881
624	CF Industries Holdings, Inc.	29,147
396	Eastman Chemical Company	30,821
366	FMC Corporation	30,360
2,640	Freeport-McMoRan, Inc.	30,650
1,536	Huntsman Corporation	31,396
144	Linde plc	28,915
342	LyondellBasell Industries NV – Class A	29,456
1,218	Mosaic Company	30,487

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Materials – 13.7% (Continued)
558	Nucor Corporation	$30,746
762	Southern Copper Corporation	29,604
1,032	Steel Dynamics, Inc.	31,166
2,016	United States Steel Corporation	30,865
1,374	Univar, Inc. (a)	30,283
450	Westlake Chemical Corporation	31,257
		455,034
	Technology – 0.9%
468	First Solar, Inc. (a)	30,738
	TOTAL COMMON STOCKS
	(Cost $3,310,123)	3,310,586
	SHORT-TERM INVESTMENTS – 0.2%
7,632	Morgan Stanley Institutional Liquidity Funds –
	Government Portfolio, Institutional Class, 2.25%*	7,632
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,632)	7,632
	TOTAL INVESTMENTS – 100.0%
	(Cost $3,317,755)	3,318,218
	Other Assets in Excess of Liabilities – 0.0%+	48
	NET ASSETS – 100.0%	$3,318,266

Percentages are stated as a percent of net assets.

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value (Cost $3,317,755)	$3,318,218
Dividends and interest receivable	2,252
Total assets	3,320,470

LIABILITIES
Management fees payable	2,204
Total liabilities	2,204

NET ASSETS	$3,318,266

Net assets consist of:
Paid-in capital	$3,943,081
Total distributable earnings (accumulated deficit)	(624,815)
Net assets	$3,318,266

Net asset value:
Net assets	$3,318,266
Shares outstanding^	150,000
Net asset value, offering and redemption price per share	$22.12

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended June 30, 2019 (Unaudited)

INCOME
Dividends (Net of foreign taxes withheld of $90)	$33,010
Interest	106
Total investment income	33,116

EXPENSES
Management fees	16,284
Total expenses	16,284
Net investment income (loss)	16,832

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
and foreign currency transactions	63,158
Change in unrealized appreciation
(depreciation) on investments	505,222
Net realized and unrealized
gain (loss) on investments	568,380
Net increase (decrease) in net assets
resulting from operations	$585,212

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	June 30, 2019	Period Ended
	(Unaudited)	December 31, 2018*
OPERATIONS
Net investment income (loss)	$16,832	$23,668
Net realized gain (loss) on investments
and foreign currency transactions	63,158	(481,190)
Change in unrealized appreciation
(depreciation) on investments	505,222	(504,759)
Net increase (decrease) in net assets
resulting from operations	585,212	(962,281)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(119,658)
Total distribution	—	(119,658)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	6,254,245
Payments for shares redeemed	(1,098,307)	(1,340,945)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(1,098,307)	4,913,300
Net increase (decrease) in net assets	$(513,095)	$3,831,361

NET ASSETS
Beginning of period	$3,831,361	$—
End of period	$3,318,266	$3,831,361

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	June 30, 2019	Period Ended
	(Unaudited)	December 31, 2018*
	Shares	Shares
Subscriptions	—	250,000
Redemptions	(50,000)	(50,000)
Net increase (decrease)	(50,000)	200,000

*	The Fund commenced operations on February 27, 2018. The information presented is for the period from February 27, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended
	June 30, 2019		Period Ended
	(Unaudited)		December 31, 2018(1)
Net asset value, beginning of period	$19.16		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.09		0.10
Net realized and unrealized
gain (loss) on investments	2.87		(5.34)
Total from investment operations	2.96		(5.24)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—		(0.12)
From net realized gains	—		(0.48)
Total distributions	—		(0.60)

Net asset value, end of period	$22.12		$19.16

Total return	15.48	%(3)	-21.02	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,318		$3,831

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.85	%(4)	0.85	%(4)
Net investment income (loss)
to average net assets	0.88	%(4)	0.48	%(4)
Portfolio turnover rate(5)	10	%(3)	56	%(3)

(1)	Commencement of operations on February 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

NYSE® Pickens Oil Response™ ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the NYSE® Pickens Oil Response™ Index (the “Index”). The Fund commenced operations on February 27, 2018.

The end of the reporting period for the Fund is June 30, 2019, and the period covered by these Notes to Financial Statements is the six-months period ended June 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,310,586	$—	$—	$3,310,586
Short-Term Investments	7,632	—	—	7,632
Total Investments
in Securities	$3,318,218	$—	$—	$3,318,218

^ See Schedule of Investments for breakout of investments by sector classification.

As of the end of the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

D.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to differing book and tax treatments for redemptions in-kind. For the period ended December 31, 2018, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(128,088)	$128,088

During the period ended December 31, 2018, the Fund realized $128,088 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.
Subsequent Event. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2019, that materially impacted the amounts or disclosures in the Fund’s financial statements. Effective August 14, 2019, the Fund’s name, ticker symbol, and investment objective will change as follows:

The Fund’s name will change from NYSE® Pickens Oil Response™ ETF (ticker “BOON”) to Pickens Morningstar® Renewable Energy Response™ ETF (ticker “RENW”). The new investment objective of the Fund is to track the performance, before fees and expenses, of the Morningstar® North America Renewable EnergySM Index (the “New Index”). Also, effective August 14, 2019, the management fee for the Fund will be reduced to an annual rate of 0.65% based on the Fund’s average daily net assets.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

K.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has decided to adopt the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

TriLine Index Solutions, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.85% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian), an affiliate of Fund Services, serves as the Fund’s Custodian.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $384,668 and $365,421, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $1,094,312, respectively.

During the current fiscal period, the Fund paid $0 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2018 were as follows:

Tax cost of investments	$4,341,967
Gross tax unrealized appreciation	$97,073
Gross tax unrealized depreciation	(608,901)
Total unrealized appreciation (depreciation)	(511,828)
Undistributed ordinary Income	—
Undistributed long-term capital gains	—
Accumulated gain (loss)	(511,828)
Other accumulated gain (loss)	(698,199)
Distributable earnings (accumulated deficit)	$(1,210,027)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of December 31, 2018, the Fund deferred, on a tax-basis, post-October capital losses of $698,199 and no late-year ordinary losses.

As of December 31, 2018, the Fund had no capital loss carryforwards.

The tax character of distributions paid by the Fund during the period ended December 31, 2018 was $119,658 of ordinary income.

NYSE® Pickens Oil Response™ ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

NYSE® Pickens Oil Response™ ETF

EXPENSE EXAMPLE
For the Six-Months Ended June 30, 2019 (Unaudited)

As a shareholder of NYSE® Pickens Oil Response™ ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2019	June 30, 2019	During the Period(1)
Actual	$1,000.00	$1,154.80	$4.54
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.58	$4.26

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.85%, multiplied by the average account value during the period, multiplied by 181/365 to reflect the one-half year period.

NYSE® Pickens Oil Response™ ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the period ended December 31, 2018, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 51.42%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2018 was 46.68%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 80.22%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s portfolio holdings are posted on its website at www.renewableenergyetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.renewableenergyetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

NYSE® Pickens Oil Response™ ETF

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.renewableenergyetf.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.renewableenergyetf.com.

(This Page Intentionally Left Blank.)

Adviser
TriLine Index Solutions, LLC
2311 Cedar Springs Road, Suite 200
Dallas, Texas 75201

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

NYSE® Pickens Oil ResponseTM ETF
Symbol – BOON
CUSIP – 26922A529

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title          /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date     September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Kristina R. Nelson
     Kristina R. Nelson, President (principal executive officer)

Date     September 5, 2019

By (Signature and Title)*         /s/  Kristen Weitzel
     Kristen Weitzel, Treasurer (principal financial officer)

Date     September 5, 2019

* Print the name and title of each signing officer under his or her signature.